Employee Compensation and Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2016
Compensation Related Costs [Abstract]
Schedule of Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Table Text Block]
Stock-based compensation expense and related income tax benefits were as follows:

(in millions, except shares, per share and contractual life amounts)	December 31, 2016	December 31, 2015	December 31, 2014
Stock-based compensation expense	$235	$201	$196
Income tax benefit related to stock-based compensation	80	71	73
Realized excess tax benefit	—	79	34
Weighted average fair value per stock award granted	45.07	35.56	28.52
Unrecognized compensation expense	389	327	271
Weighted average period to be recognized (years)	2.0	2.0	1.9
Fair value of stock awards vested	354	445	209

Schedule of Nonvested Share Activity [Table Text Block]
The following activity occurred under the RSU and PRSU awards:

(in millions, except shares, per share and contractual life amounts)	Number of Units	Weighted Average Grant Date Fair Value	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value
Nonvested, December 31, 2015	16,334,271	$29.95	1.2	$639
Granted	8,431,980	45.07
Vested	(7,712,463)	28.33
Forfeited	(1,338,397)	34.42
Nonvested, December 31, 2016	15,715,391	$37.93	1.1	$904

Share-based Compensation, Stock Options, Activity [Table Text Block]
The following activity occurred under the Predecessor Plans:

	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (Years)
Outstanding and exercisable, December 31, 2015	1,824,354	$30.50	2.7
Exercised	(982,904)	29.34
Expired	(7,519)	44.21
Outstanding and exercisable, December 31, 2016	833,931	$31.75	2.3

Schedule of Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits by Title of Individual and Type of Deferred Compensation [Table Text Block]
Compensation expense reported within operating expenses related to our LTIP and payments to participants related to our LTIP were as follows:

(in millions)	December 31, 2016	December 31, 2015	December 31, 2014
Compensation expense	$—	$27	$44
Payments	52	57	60